[LOGO OF FIFTH THIRD FUNDS APPEARS HERE]


[PICTURE APPEARS HERE]

                                                 -------------------------------
                                                  COMMERCIAL PAPER FUND
                                                 -------------------------------

                                                 -------------------------------
                                                  GOVERNMENT CASH RESERVES FUND
                                                 -------------------------------

                                                 -------------------------------
                                                  U.S. TREASURY OBLIGATIONS FUND
Fifth Third Funds                                -------------------------------
Money Market Mutual Funds
                                                 -------------------------------
Semi-Annual Report to Shareholders                TAX EXEMPT MONEY MARKET FUND
                                                 -------------------------------






January 31, 1999

                      NOTICE OF DELIVERY OF PROSPECTUSES,
                    SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at (888) 799-5353.



This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third Funds, including fees, expenses and sales charges, please call 1-888-799-5353 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third Funds are distributed by BISYS Fund Services, L.P.

Fifth Third Bank and its affiliate Heartland Capital Management, Inc. serve as Investment Advisors to the Funds and receive a fee for their services.

Fifth Third Funds, like all mutual funds:
 . are NOT FDIC insured
 . have no bank guarantee
 . may lose value

Letter from the Chief Investment Officer
--------------------------------------------------------------------------------

     Dear Shareholder:

       We are pleased to present the Fifth Third Money Market Funds' semiannual report to Shareholders for the six-month period ended January 31, 1999. This letter includes a review of the principles that guide our investment strategy, comments on recent economic and market conditions, and a discussion of our outlook for the coming period.

     Strong returns after a shaky August

       In our opinion, the financial markets performed well for the six-month period ended January 31, 1999. For example, the Standard & Poor's 500 Stock Index/1/ delivered a total return of 15.02% for the six-month period ended January 31, 1999. Low inflation and low interest rates, coupled with moderate economic growth, drove the S&P 500 Index to an all-time high as the period began. In August 1998, however, problems in foreign markets, such as Japan and Russia, caused several large companies to forewarn investors that their earnings could be lower than expected. In our view, that helped to trigger a 14% decline in the stock market during August 1998--the worst monthly performance for the S&P 500 Index in a decade. The Federal Reserve Bond (the Fed) lowered the discount rate (the interest rate the Fed charges banks for overnight loans) three times in the fall to shore up financial markets and provide additional liquidity. That policy increased liquidity and helped to restore investor confidence in the stock market. The economy and the market experienced a strong fourth quarter as sales of U.S. companies' products and services rebounded with the economy. In the fixed-income markets, investor uncertainty at the beginning of the period caused a flight to quality that pushed Treasury yields down and in turn led to outsized returns for the Treasury sector. Although corporate issues recovered, some lost ground later in the period. Inflation and yields remained low throughout the period. The yield on the 30-year Treasury bond fell from 5.71% at the beginning of the period to 5.09% at the end of the period. Regardless of short-term stock market volatility, we will continue to focus on the long term. Thank you for your continued confidence in the Fifth Third Funds.



       Sincerely,

       /s/ James D. Berghausen

       James D. Berghausen, CFA
       Chief Investment Officer
       Fifth Third Bank








       Past performance is not indicative of future results. An investment in any of the Fifth Third Money Market Funds is not insured or guaranteed by the FDIC or any other government agency. Although each of the Fifth Third Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

       /1/The Standard & Poor's 500 Stock Index represents the performance of the U.S. stock market as a whole.

Fifth Third Money Market Funds

An interview with Molly Murphy, portfolio manager

Q. What were conditions like in the money markets during the six-month period ended January 31, 1999?

A. The period began with uncertainty about whether the Federal Reserve Board would lower short-term interest rates. We believe investors worried that the continued economic problems in Asia, the Russian government's default on its short-term debt and the emerging economic problems in Brazil could hurt the health of the U.S. economy and lead to a global credit crunch. In response, the Fed added liquidity to the financial markets by reducing short-term interest rates three times during the period--once each in September, October and November--for a total rate reduction of 75 basis points.

Q. How did you manage the Funds in that environment?

A. We maintained neutral average maturities during the period for the Fifth Third Commercial Paper Fund and the Fifth Third Government Cash Reserves Fund. We did not want to expose shareholders to risks associated with assumptions about the future direction of interest rates. We kept the Fifth Third U.S. Treasury Obligations Fund's average maturity slightly shorter than its peer group of funds. The Fund seeks to invest heavily in repurchase agreements, which are relatively short-term instruments. Moreover, we increased that exposure to repos from 70% of assets to as high as 85% of assets during the period. We did so because high demand for T-bills caused their yields to plummet relative to yields on repurchase agreements. Later in the period, however, repos' yield advantage declined; we then increased the Fund's average maturity to a neutral position.

Q. What is your outlook going forward?

A. We expect volatility in the money markets as investors speculate about how the Federal Reserve Board will manage interest rates. We are likely to see continuing economic problems in foreign markets, especially Latin America, coupled with moderate economic growth and low inflation in the United States. That mix makes it difficult to foresee whether or not the Fed will change rates. Therefore, we will seek to maintain the Funds' neutral average maturities for now.

Fifth Third Commercial Paper Fund is a no-load money market mutual fund that invests primarily in high-quality commercial paper. Commercial paper represents very short-term loans made by banks and other corporations.

Fifth Third Government Cash Reserves Fund is a no-load money market mutual fund that invests in short-term U.S. government securities. The Fund limits its investments to U.S. government securities paying interest that generally would be exempt from state personal income tax.

Fifth Third U.S. Treasury Obligations Fund is a no-load money market mutual fund that invests in short-term U.S. Treasury obligations and repurchase agreements fully collateralized by such Treasury securities.

Fifth Third Tax Exempt Fund/1/ is a no-load money market mutual fund that invests in a portfolio of high-grade short-term municipal bonds and notes, tax-exempt commercial paper and tax-exempt short-term discount notes.

--------------------------------------------------------------------------------

An investment in the Fifth Third Money Market Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

/1/The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Fifth Third Commercial Paper Fund
Schedule of Portfolio Investments
January 31, 1999
(Amounts in thousands)
(Unaudited)
--------------------------------------------------------------------------------

Principal                       Security                             Amortized
 Amount                       Description                              Cost
--------------------------------------------------------------------------------
Certificates of Deposit -- 1.1%
Banks -- 1.1%
$        5,000  Societe Generale, Yankee CD,
                4/28/99                                               $  4,998
                                                                     ---------
                Total Certificates of Deposit                            4,998
                                                                     ---------
Commercial Paper -- 71.7%
Banks -- 8.4%
        10,000  Bank One Corp., 4/30/99                                  9,883
        15,000  J.P. Morgan, 4/27/99                                    14,823
        12,000  Societe Generale, 2/8/99                                11,989
                                                                     ---------
                   Total                                                36,695
                                                                     ---------
Basic Materials -- 3.9%
         6,000  Air Products & Chemicals, 3/1/99                         5,977
         5,000  Cargill, Inc., 2/12/99                                   4,992
         6,000  Cargill, Inc., 3/5/99                                    5,973
                                                                     ---------
                   Total                                                16,942
                                                                     ---------
Brokerage -- 3.8%
         7,000  Goldman Sachs, 2/12/99                                   6,989
        10,000  Goldman Sachs, 4/21/99                                   9,893
                                                                     ---------
                   Total                                                16,882
                                                                     ---------
Consumer Products -- 6.1%
        10,000  Coca-Cola Co., 2/9/99                                    9,989
         7,000  Procter & Gamble, 2/24/99                                6,978
        10,000  Procter & Gamble, 2/26/99                                9,965
                                                                     ---------
                Total                                                   26,932
                                                                     ---------
Energy -- 3.4%
        10,000  Florida Power Corp., 2/1/99                             10,000
         5,000  Petrofina Delaware, 2/9/99                               4,995
                                                                     ---------
                   Total                                                14,995
                                                                     ---------
Financial -- 46.1%
        17,000  A.I. Credit Corp., 2/3/99                               16,995
         7,000  American Express Credit Corp., 2/11/99                   6,991
         5,000  American Express Credit Corp., 2/23/99                   4,985
         5,000  American Express Credit Corp., 3/17/99                   4,969
         5,000  American General Finance Corp., 3/5/99                   4,979
         7,000  American General Finance Corp., 3/10/99                  6,965
         5,000  American General Finance Corp., 3/30/99                  4,960
         6,000  Associates First Capital Corp., 2/16/99                  5,988
         5,000  Associates First Capital Corp., 5/27/99                  4,923
         6,000  Associates First Capital Corp., 6/18/99                  5,887
         6,000  CIT Group, 3/11/99                                       5,969
         6,000  CIT Group, 3/12/99                                       5,969
        10,000  Deutsche Bank Financial, 2/10/99                         9,987
         7,000  Deutsche Bank Financial, 4/8/99                          6,938
         6,000  Ford Motor Credit Corp., 2/22/99                         5,983
         6,000  Ford Motor Credit Corp., 3/19/99                         5,962
         5,000  General Electric Capital Corp., 2/17/99                  4,989
         5,000  General Electric Capital Corp., 4/20/99                  4,946
         7,000  General Electric Capital Corp., 8/4/99                   6,828
         7,000  Metlife Funding, 2/22/99                                 6,980
         5,000  Metlife Funding, 3/2/99                                  4,981
        15,000  Pitney Bowes Credit Corp., 2/1/99                       15,000
         6,000  Prudential Funding, 2/10/99                              5,993
         5,000  Prudential Funding, 2/18/99                              4,989
         6,000  Prudential Funding, 6/15/99                              5,893
        10,000  U.B.S. Finance, 4/12/99                                  9,906
         7,000  U.B.S. Finance, 6/15/99                                  6,875
         7,000  Xerox Credit Corp., 3/3/99                               6,972
        10,000  Xerox Credit Corp., 3/4/99                               9,959
                                                                     ---------
                   Total                                               202,761
                                                                     ---------
                Total Commercial Paper                                 315,207
                                                                     ---------
Corporate Bonds -- 5.5%
Financial -- 2.3%
         5,000  CIT Group Holdings, 6.38%, 5/21/99                       5,007
         5,000  Ford Motor Credit, Floating Rate
                Note, 6/1/99 (5.51%, 3/1/99) (b)                         5,005
                                                                     ---------
                   Total                                                10,012
                                                                     ---------
Technology -- 3.2%
         4,020  AT&T Corp., 4.38%, 5/1/99                                4,007
        10,000  IBM Corp., Floating Rate Note,
                4/1/99 (4.90%, 4/1/99) (b)                               9,998
                                                                     ---------
                   Total                                                14,005
                                                                     ---------
                Total Corporate Bonds                                   24,017
                                                                     ---------
Funding Agreement -- 4.6%
        20,000  General American Life, Floating Rate
                Note, 7/30/99, (5.70%, 3/1/99) (b)                      20,001
                                                                     ---------
                Total Funding Agreement                                 20,001
                                                                     ---------


                                  -Continued-

Fifth Third Commercial Paper Fund
--------------------------------------------------------------------------------

Principal                       Security                             Amortized
 Amount                       Description                              Cost
--------------------------------------------------------------------------------

Repurchase Agreements -- 17.4%
$       42,487  Deutsche Bank, 4.70%, dated 1/29/99,
                due 2/1/99, collateralized by U.S.
                Treasury Note, 5.50%, due 5/31/03
                with a value of $30,264 and U.S.
                Treasury Bond, 14.00%, due 11/15/11
                with a value of $13,073.                              $ 42,487
        17,000  SG Cowen, 4.73%, dated 1/29/99,
                due 2/1/99, collateralized by U.S.
                Treasury Bond, 12.00%, due 8/15/13
                with a value of $17,355.                                17,000
        17,000  Warburg/Dillion, 4.70%, dated 1/29/99,
                due 2/1/99, collateralized by U.S.
                Treasury Notes, 6.63%-7.75%, due
                11/30/99-3/31/02 with a value of $17,346.               17,000
                                                                     ---------
                Total Repurchase Agreements                             76,487
                                                                     ---------
                Total Investments (Amortized Cost
                $440,710) (a) -- 100.3%                                440,710
                                                                     ---------
                Liabilities in excess of other
                assets -- (0.3)%                                        (1,364)
                                                                     ---------
                TOTAL NET ASSETS -- 100.0%                            $439,346
                                                                     ---------

(a)     Also represents cost for federal tax purposes.

(b)     Current rate and next demand date shown.


      (See notes which are an integral part of the Financial Statements)

Fifth Third Government Cash Reserves Fund
Schedule of Portfolio Investments
January 31, 1999
(Amounts in thousands)
(Unaudited)
--------------------------------------------------------------------------------

  Principal                      Security                            Amortized
   Amount                       Description                             Cost
--------------------------------------------------------------------------------
U.S. Government Agencies -- 100.2%
                Federal Farm Credit Bank -- 17.5%
   $ 14,112     Discount Note, 2/11/99                              $ 14,092
     14,700     Discount Note, 2/23/99                                14,654
      8,424     Discount Note, 2/24/99                                 8,397
     10,000     Discount Note, 6/8/99                                  9,829
     10,000     Discount Note, 7/29/99                                 9,771
     10,000     Discount Note, 8/10/99                                 9,756
      4,000     Discount Note, 9/17/99                                 3,879
     20,000     Discount Note, 10/26/99                               19,323
     14,850     Discount Note, 12/13/99                               14,252
     25,000     5.50%, 4/1/99                                         25,014
                                                                    --------
                Total                                                128,967
                                                                    --------
Federal Home Loan Bank -- 61.0%
     15,000     Discount Note, 2/3/99                                 14,994
     35,000     Discount Note, 2/5/99                                 34,977
      8,000     Discount Note, 2/12/99                                 7,987
     20,000     Discount Note, 2/16/99 (d)                            19,955
     20,000     Discount Note, 2/18/99                                19,951
      7,000     Discount Note, 2/17/99                                 6,984
     30,000     Discount Note, 2/19/99                                29,923
     25,000     Discount Note, 2/24/99                                24,918
     25,012     Discount Note, 2/26/99                                24,923
      5,000     Floating Rate Note, 2/26/99
                (4.76%, 2/2/99) (b)                                    5,000
     13,000     Discount Note, 3/3/99                                 12,944
      6,000     Discount Note, 3/9/99                                  5,970
      5,000     Floating Rate Note, 3/10/99
                (4.73%, 2/2/99) (b)                                    4,998
     25,000     Discount Note, 3/12/99 (d)                            24,863
     20,000     Discount Note, 3/17/99                                19,878
     15,000     Discount Note, 3/19/99                                14,903
     20,000     Discount Note, 3/24/99                                19,858
     20,000     Floating Rate Note, 3/26/99
                (4.85%, 2/3/99) (b)                                   19,991
     35,000     Discount Note, 3/31/99                                34,719
     15,000     Floating Rate Note, 4/1/99
                (4.85%, 2/3/99) (b)                                   14,998
     10,000     Discount Note, 4/5/99                                  9,913
     20,000     Floating Rate Note, 4/9/99
                (4.91%, 2/3/99) (b)                                   19,991
     10,000     Discount Note, 4/21/99                                 9,894
     10,000     Discount Note, 4/23/99                                 9,891
      8,000     Discount Note, 4/28/99                                 7,905
     10,000     Discount Note, 5/12/99                                 9,865
      9,000     5.83%, 11/26/99                                        9,064
      9,000     5.83%, 12/24/99                                        9,071
                                                                    --------
                Total                                                448,328
                                                                    --------
Student Loan Marketing
Association -- 19.0%
      5,000     Floating Rate Note, 2/8/99
                (4.62%, 2/2/99) (b)                                    5,000
    124,400     Master Note, 4.86%, 7/1/00 (c)                       124,399
     10,000     5.53%, 3/4/99                                         10,000
                                                                    --------
                Total                                                139,399
                                                                    --------
Tennessee Valley Authority -- 2.7%
     20,000     Discount Note, 2/10/99                                19,974
                                                                    --------
                Total U.S. Government Agencies                       736,668
                                                                    --------

Short Term Securities Purchased with
Collateral -- 0.8%
                Commercial Paper -- 0.1%
        266     AIG Funding, 4.78%, 2/1/99                               266
        300     DuPont De Nemours & Co., 4.76%,
                2/2/99                                                   300
        300     Harvard University, 4.82%, 2/1/99                        299
        125     Xerox Corp., 4.82%, 2/1/99                               125
                                                                    --------
                Total                                                    990
                                                                    --------
Repurchase Agreements -- 0.7%
      5,086     Morgan Stanley, 4.70%, dated
                1/29/99, due 2/1/99 (at amortized
                cost), collateralized by U.S. Treasury
                Notes, 5.38%-7.25%, due
                6/30/03-8/15/04 with a value
                of $5,217.                                             5,087
                                                                    --------
                Total Short Term Securities
                Purchased with Collateral                              6,077
                                                                    --------
                Total Investments (Amortized
                Cost $742,745) (a) -- 101.0%                         742,745
                                                                    --------
                Liabilities in excess of other
                assets -- (1.0)%                                      (7,064)
                                                                    --------
                TOTAL NET ASSETS -- 100.0%                          $735,681
                                                                    --------

(a)     Also represents cost for federal tax purposes.
(b)     Current rate and next demand date shown.
(c)     Current rate shown.
(d)     All or part of this security has been loaned at January 31, 1999.

      (See Notes which are an integral part of the Financial Statements)

Fifth Third U.S. Treasury Obligations Fund
Schedule of Portfolio Investments
January 31, 1999
(Amounts in thousands)
(Unaudited)
--------------------------------------------------------------------------------

  Principal          Security                                         Amortized
   Amount           Description                                          Cost
--------------------------------------------------------------------------------
U.S. Government Securities--18.9%
                U.S. Treasury Notes--18.9%
$ 20,000        6.38%,  4/30/99                                       $ 20,066
  10,000        6.25%,  5/31/99                                         10,041
  20,000        6.00%,  6/30/99                                         20,048
  30,000        6.75%,  6/30/99                                         30,240
  30,000        5.88%,  8/31/99                                         30,202
  40,000        5.75%,  9/30/99                                         40,316
  40,000        6.00%, 10/15/99                                         40,341
                                                                     ---------
                Total U.S. Government Securities                       191,254
                                                                     ---------
Repurchase Agreements--81.2%
  45,000   Barclays Capital, 4.72%, dated
           1/29/99, due 2/1/99 (at amortized
           cost), collateralized by U.S. Treasury
           Note, 5.88%, due 11/15/99 with a
           value of $45,901.                                            45,000
  45,000   Bear Stearns & Co., 4.72%, dated
           1/29/99, due 2/1/99 (at amortized
           cost), collateralized by U.S. Treasury
           Notes, 4.63%-7.50%, due
           11/30/00-2/15/08 with a value
           of $18,205, U.S. Treasury Bonds,
           6.25%-12.50%, due 2/15/06-8/15/23
           with a value of $21,638 and U.S.
           Treasury Bill, due 11/12/99 with a
           value of $6,376.                                             45,000
  45,000   Chase Securities, 4.65%, dated
           1/29/99, due 2/1/99 (at amortized
           cost), collateralized by U.S. Treasury
           Note, 7.13%, due 9/30/99, with a
           value of $45,905.                                            45,000
  165,915  Deutsche Bank, 4.70%, dated
           1/29/99, due 2/1/99 (at amortized
           cost), collateralized by U.S. Treasury
           Notes, 3.63%-6.38%, due
           1/31/99-1/15/08 with a value of
           $62,962 and U.S. Treasury Bonds,
           7.13%-11.75%, due 2/15/01-2/15/23
           with a value of $106,271.                                   165,915
  45,000   First Chicago, 4.72%, dated 1/29/99,
           due 2/1/99 (at amortized cost),
           collateralized by U.S. Treasury Bills,
           due 2/4/99-6/17/99 with a value of
           $38,777 and U.S. Treasury Notes,
           6.88%-7.50%, due 11/15/01-5/15/06
           with a value of $7,123.                                      45,000
  45,000   JP Morgan, 4.72%, dated 1/29/99,
           due 2/1/99 (at amortized cost),
           collateralized by U.S. Treasury Notes,
           6.75%, due 6/30/99 with a value of
           $45,901.                                                     45,000
  39,000   Merrill Lynch, 4.65%, dated 1/29/99,
           due 2/1/99 (at amortized cost),
           collateralized by U.S. Treasury
           Bonds, 6.75%-11.63%, due
           11/15/02-8/15/26 with a value of
           $39,785.                                                     39,000
  45,000   Nesbitt Burns, 4.70%, dated 1/29/99,
           due 2/1/99 (at amortized cost),
           collateralized by U.S. Treasury Notes,
           5.00%-8.50%, due 2/15/99-11/15/05
           with a value of $26,615, U.S. Treasury
           Bonds, 8.13%-9.25%, due
           2/15/16-8/15/21 with a value of
           $7,930 and U.S. Treasury Bills due
           3/4/99-10/14/99 with a value of
           $11,356.                                                     45,000
  45,000   Prudential Securities, 4.69%, dated
           1/29/99, due 2/1/99 (at amortized
           cost), collateralized by U.S. Treasury
           Bond, 6.88%, due 8/15/25 with a
           value of $45,901.                                            45,000
  151,000  SG Cowen, 4.73%, dated 1/29/99,
           due 2/1/99 (at amortized cost),
           collateralized by U.S. Treasury Notes,
           4.25%-6.50%, due 2/28/99-2/15/08
           with a value of $80,502 and U.S.
           Treasury Bonds, 6.75%-12.00%,
           due 8/15/13-8/15/26 with a value
           of $73,604.                                                 151,000
  151,000  Warburg/Dillion, 4.70%, dated
           1/29/99, due 2/1/99 (at amortized
           cost), collateralized by U.S. Treasury
           Notes, 5.75%-7.75%, due
           11/30/99-5/31/02 with a value of
           $154,083.                                                   151,000
                                                                   -----------
           Total Repurchase Agreements                                 821,915
                                                                   -----------

           Total Investments (Amortized Cost
           $1,013,169) (a)--100.1%                                   1,013,169
                                                                   -----------
           Liabilities in excess of other
           assets--(0.1)%                                                (753)
                                                                   -----------
           TOTAL NET ASSETS--100.0%                                 $1,012,416
                                                                   -----------
(a)  Also represents cost for federal tax purposes.

       (See Notes which are an integral part of the Financial Statement)

Fifth Third Tax Exempt Money Market Fund
Schedule of Portfolio Investments
January 31, 1999
(Amounts in thousands)
(Unaudited)
--------------------------------------------------------------------------------

    Principal              Security                                   Amortized
       Amount             Description                                    Cost
--------------------------------------------------------------------------------
Commercial Paper -- 6.0%
$       900     Illinois Health Facility, 3.10%,
                2/18/99                                                $    900
      2,000     New York State, 2.95%, 2/3/99                             2,000
                                                                       --------
                Total Commercial Paper                                    2,900
                                                                       --------
Municipal Bonds -- 94.6%
                General Obligation -- 32.6%
      1,000     Berea City, Ohio, 3.25%, due
                4/15/98                                                   1,000
        495     Brecksville, Ohio, 3.40%, due
                12/29/99                                                    496
        995     Brown City, Michigan, School
                District, 4.10%, due 8/20/98                                998
      1,000     Chicago, Illinois, Floating Rate Note,
                3.55%, 10/21/98 (b)                                       1,000
      1,000     Clark County, Nevada School
                District, 7.30%, due 3/1/99                               1,003
        200     Columbus, Ohio, 6.75%, due 7/1/06
                (Prerefunded 7/1/99 @ 100)                                  203
        510     Dayton, Ohio, 3.10%, due 12/1/99                            510
      1,255     Delaware, Ohio, 3.90%, due 6/2/99                         1,255
      2,650     Fairfield, Ohio, 3.90%, due 6/11/99                       2,652
      1,500     Hamilton County, Ohio, 3.75%, due
                6/11/99                                                   1,500
      1,000     Hancock County, Ohio, 3.42%, due
                12/1/99                                                   1,003
        300     Hilliard, Ohio, 3.85%, due 9/9/99                           301
        610     Hudson, Ohio, 3.95%, due 5/4/99                             610
        400     London, Ohio, 4.25%, due 7/22/99                            400
      2,300     New York State, Tollway Authority,
                Floating Rate Note, 3.45%,
                2/1/99 (b)                                                2,300
         62     Powell Village, Ohio, 3.20%, due
                12/1/99                                                      62
        275     Wapakoneta, Ohio, 4.80%, due
                6/23/99                                                     276
        250     Worthington, Ohio, City School
                District, 7.45%, due 12/1/12
                (Prerefunded 12/1/99 @ 102)                                 264
                                                                       --------
                  Total                                                  15,833
                                                                       --------
                Revenue Bonds -- 62.0%
      1,000     Allen County, Ohio, Health Care,
                Floating Rate Note, 2.75%,
                2/3/99 (b)                                                1,000
      1,000     American Municipal Power Ohio,
                Inc., Electric Systems, 3.40%, due
                12/3/99                                                   1,000
      2,400     Ashtabula County, Ohio, Industrial
                Development, Floating Rate Note,
                2.90%, 2/3/99 (b)                                         2,401
        845     Claremore Oklahoma, Public Works
                Authority, 4.30%, due 6/1/99                                848
        915     Clark County, Kentucky, Pollution
                Control, Floating Rate Note, 3.75%,
                4/15/99 (b)                                                 915
        590     Columbus, Indiana, Floating Rate
                Note, 2.90%, 2/3/99 (b)                                     590
        400     Delaware City, Pennsylvania,
                Floating Rate Note, 3.15%, 2/1/99 (b)                       400
      1,000     Farmington, New Mexico, Pollution
                Control, Floating Rate Note, 3.15%,
                2/1/99 (b)                                                1,000
        300     Franklin County, Ohio, Hospital,
                4.50%, due 6/1/99                                           301
      2,000     Grand Rapids, Michigan, Water
                Supply, Floating Rate Note, 2.60%,
                2/3/99                                                    2,000
        500     Hamilton County, Ohio, Sewer
                System, 4.50%, due 12/1/99                                  506
        400     Harris County, Texas, Floating Rate
                Note, 3.25%, 2/1/99 (b)                                     400
        600     Harris County, Texas, Health
                Facilities Development Corp.,
                Floating Rate Note, 3.25%, 2/1/99 (b)                       600
        800     Kansas City, Missouri, Floating Rate
                Note, 3.20%, 2/1/99 (b)                                     800
        100     Kansas City, Missouri, Industrial
                Development Authority, Floating
                Rate Note, 3.20%, 2/1/99 (b)                                100
        900     Kentucky, Development Financial
                Authority, Floating Rate Note, 2.65%,
                2/4/99 (b)                                                  900
      1,000     Kentucky, Higher Education, 4.55%,
                due 6/1/99                                                1,003
      1,200     Lexington Fayette County, Kentucky,
                3.70%, due 4/1/99                                         1,200
        400     Lower Neches Valley Authority,
                Texas, Floating Rate Note, 3.30%,
                2/18/99 (b)                                                 400
        400     Lubbock, Texas, Floating Rate Note,
                3.20%, 2/1/99 (b)                                           400
      1,000     Metro Service District of Oregon,
                6.75%, due 7/1/22, (Prerefunded
                7/1/99 @ 102)                                             1,048
      2,500     Metropolitan, Atlanta, Transit
                Authority, Floating Rate Note, 2.85%,
                2/4/99 (b)                                                2,500
        600     Michigan Hospital Facility, Floating
                Rate Note, 2.95%, 2/3/99 (b)                                600
      1,100     Michigan State Hospital Finance
                Authority, Floating Rate Note,
                2.95%, 2/3/99 (b)                                         1,100
      1,000     Missouri Higher Education, 4.20%,
                due 8/15/99                                               1,003
      2,500     New Jersey State Transportation,
                Floating Rate Note, 2.82%, 2/4/99 (b)                     2,500
        800     New York State, Medical Care
                Facility Financing Agency, Floating
                Rate Note, 3.45%, 2/1/99 (b)                                800
        500     Ocean City, New Jersey, Utility
                Authority Waste Water, 4.75%,
                due 1/1/00                                                  508
        300     Phoenix, Arizona, 4.00%, due 7/1/99                         301


                                 - continued -

Fifth Third Tax Exempt Money Market Fund
--------------------------------------------------------------------------------


     Principal             Security                                   Amortized
        Amount            Description                                    Cost
--------------------------------------------------------------------------------
$       900     Uinta County, Wyoming, Pollution
                Control, Floating Rate Note, 3.15%,
                2/1/99 (b)                                             $    900
        900     Washington State, Health Care
                Facility Authority, Floating Rate
                Note, 3.15%, 2/1/99 (b)                                     900
      1,100     York County, Pennsylvania Industrial
                Development, Floating Rate Note,
                2.75%, 2/3/99 (b)                                         1,100
                                                                       --------
                Total                                                    30,024
                                                                       --------
                Total Municipal Bonds                                    45,857
                                                                       --------
Money Market -- 0.6%
        300     Federated Tax Free Trust                                    300
                                                                       --------
                Total Money Market                                          300
                                                                       --------
                Total Investments (Amortized Cost
                $49,057) (a) -- 101.2%                                   49,057
                                                                       --------
                Liabilities in excess of other
                assets -- (1.2)%                                           (561)
                                                                       --------
                TOTAL NET ASSETS -- 100.0%                              $48,496
                                                                       --------

(a)     Also represents cost for federal tax purposes.
(b)     Current rate and next reset date shown.



(See Notes which are an integral part of the Financial Statements)


Fifth Third Funds
Statements of Assets and Liabilities
January 31, 1999 (Amounts in thousands, except per share amounts)
(Unaudited)
--------------------------------------------------------------------------------------------------

                                            Commercial    Government   U.S. Treasury   Tax Exempt
                                              Paper     Cash Reserves   Obligations   Money Market
                                              Fund          Fund           Fund          Fund
                                           ----------   -------------  ------------   ------------
Assets:
Investments, at amortized cost             $  364,223      $  742,745    $  191,254     $   49,057
Repurchase agreements, at amortized cost       76,487              --       821,915             --
                                         ------------   -------------  ------------   ------------
  Total Investments                          440,710         742,745     1,013,169         49,057
Interest receivable                               553           1,982         3,296            449
Other assets                                       --             138            --             --
                                         ------------   -------------  ------------   ------------
  Total Assets                                441,263         744,865     1,016,465         49,506
                                         ------------   -------------  ------------   ------------
Liabilities:
Dividends payable                               1,680           2,736         3,769            113
Payable for return of collateral
  received for securities on loan                  --           6,077            --             --
Payable to Custodian                               --              29            --            873
Accrued expenses and other payables:
  Investment advisory fees                        141             252           222             18
  Administration fees                               5               8            11              1
  Distribution fees                                11              82            --              2
  Other                                            80              --            47              3
                                         ------------   -------------  ------------   ------------
  Total Liabilities                             1,917           9,184         4,049          1,010
                                         ------------   -------------  ------------   ------------
Net Assets:
Paid-in capital                               439,346         735,696     1,012,211         48,498
Accumulated undistributed net
  realized gains (losses) on
  investment transactions                          (3)             10           184             (2)
Accumulated undistributed (distributions in
  excess of) net investment income                  3             (25)           21             --
                                         ------------   -------------  ------------   ------------
  Net Assets                               $  439,346      $  735,681    $1,012,416     $   48,496
                                         ============   =============  ============   ============
Net Assets
  Institutional Shares                        387,230         258,084     1,012,416          9,390
  Investment A Shares                          52,116         477,597            NA         39,106
                                         ------------   -------------  ------------   ------------
  Total                                    $  439,346      $  735,681    $1,012,416     $   48,496
                                         ============   =============  ============   ============

Outstanding units of beneficial
  interest (shares)
  Institutional Shares                        387,232         258,061     1,012,209          9,390
  Investment A Shares                          52,116         477,646            NA         39,109
                                         ------------   -------------  ------------   ------------
  Total                                       439,348         735,707     1,012,209         48,499
                                         ============   =============  ============   ============
Net asset value
  Offering and redemption price
  per share - Institutional Shares
  and Investment A Shares                  $     1.00      $     1.00    $     1.00     $     1.00
                                         ============   =============  ============   ============

(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Operations
For the Six Months Ended January 31, 1999
(Amounts in thousands)
(Unaudited)
--------------------------------------------------------------------------------

                                                      Commercial       Government     U.S. Treasury       Tax Exempt
                                                        Paper        Cash Reserves     Obligations       Money Market
                                                        Fund             Fund              Fund              Fund*
                                                    -------------    -------------    -------------     -------------
INVESTMENT INCOME:
Interest income                                        $ 10,845         $ 18,087         $ 23,637         $    595
                                                    -------------    -------------    -------------     -------------
      Total Income                                       10,845           18,087           23,637              595
                                                    -------------    -------------    -------------     -------------
EXPENSES:
Investment advisory fees                                    808            1,398            1,852               87
Administrative fees                                         362              626              830               31
Distribution fees - Investment A Shares                      55              511               --               34
Portfolio accounting fees                                    43               92               74                7
Custodian fees                                               16               19               23                3
Transfer agent fees                                          12               29               16               19
Trustees' fees                                                1                4                2                1
Miscellaneous fees                                           42              103               76               17
                                                    -------------    -------------    -------------     -------------
      Total Expenses                                      1,339            2,782            2,873              199
                                                    -------------    -------------    -------------     -------------
Less expenses voluntarily reduced                          (244)            (491)          (1,114)             (62)
                                                    -------------    -------------    -------------     -------------
Net Expenses                                              1,095            2,291            1,759              137
                                                    -------------    -------------    -------------     -------------
      Net Investment Income                               9,750           15,796           21,878              458
                                                    -------------    -------------    -------------     -------------
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions               3               11              193               --
                                                    -------------    -------------    -------------     -------------
Change in net assets resulting from operations         $  9,753         $ 15,807         $ 22,071         $    458
                                                    =============    =============    =============     =============

(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                      Commercial Paper Fund               Government Cash Reserves Fund
                                               -----------------------------------       -------------------------------
                                                 Period Ended                              Period Ended
                                               January 31, 1999        Year Ended        January 31, 1999   Year Ended
                                                 (Unaudited)         July 31, 1998         (Unaudited)     July 31, 1998
                                               -----------------------------------       -------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                            $     9,750         $    22,601         $    15,796         $    16,092
Net realized gains (losses) on investment
 transactions                                              3                  --                  11                   6
                                                 -----------         -----------         -----------         -----------
   Change in net assets resulting from
   operations                                          9,753              22,601              15,807              16,098
                                                 -----------         -----------         -----------         -----------
Distributions to Institutional Shareholders:
From net investment income                            (8,728)            (20,971)             (6,790)             (9,366)
Distributions to Investment A Shareholders:
From net investment income                            (1,023)             (1,632)             (9,038)             (6,726)
                                                 -----------         -----------         -----------         -----------
   Change in net assets from shareholder
   distributions                                      (9,751)            (22,603)            (15,828)            (16,092)
                                                 -----------         -----------         -----------         -----------
Fund Share (Principal) Transactions--
Proceeds from shares issued                          678,279           1,320,142             823,796             421,706
Dividends reinvested                                     209                 495               6,610                  --
Cost of shares redeemed                             (644,044)         (1,291,001)           (466,024)           (323,513)
                                                 -----------         -----------         -----------         -----------
   Change in net assets from share
     transactions                                     34,444              29,636             364,382              98,193
                                                 -----------         -----------         -----------         -----------
      Change in net assets                            34,446              29,634             364,361              98,199
Net Assets:
Beginning of period                                  404,900             375,266             371,320             273,121
                                                 -----------         -----------         -----------         -----------
End of period                                    $   439,346         $   404,900         $   735,681         $   371,320
                                                 ===========         ===========         ===========         ===========

(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                 U.S. Treasury Obligations Fund            Tax Exempt Money Market Fund
                                              ------------------------------------       ---------------------------------
                                                 Period Ended                              Period Ended       Year Ended
                                               January 31, 1999      Year Ended          January 31, 1999    September 30,
                                                 (Unaudited)        July 31, 1998           (Unaudited)        1998 (a)
                                              ------------------------------------       ---------------------------------
Increase (Decrease) in Net Assets:
Operations--
Net investment income                            $    21,878         $    36,250         $       458         $     1,756
Net realized gains (losses) on investment
  transactions                                           193                  (9)                 --                  (2)
                                                 -----------         -----------         -----------         -----------
   Change in net assets resulting from
   operations                                         22,071              36,241                 458               1,754
                                                 -----------         -----------         -----------         -----------
Distributions to Institutional Shareholders:
From net investment income                           (21,903)            (36,250)                (99)                 (6)
Distributions to Investment A Shareholders:
From net investment income                                --                  --                (359)             (1,750)
                                                 -----------         -----------         -----------         -----------
   Change in net assets from shareholder
   distributions                                     (21,903)            (36,250)               (458)             (1,756)
                                                 -----------         -----------         -----------         -----------
Fund Share (Principal) Transactions--
Proceeds from shares issued                        1,082,917           1,831,037              54,624             182,537
Dividends reinvested                                   4,046               7,545                 230               1,648
Cost of shares redeemed                             (950,804)         (1,501,571)            (58,805)           (192,020)
                                                 -----------         -----------         -----------         -----------
   Change in net assets from share
     transactions                                    136,159             337,011              (3,951)             (7,835)
                                                 -----------         -----------         -----------         -----------
      Change in net assets                           136,327             337,002              (3,951)             (7,837)
Net Assets:
Beginning of period                                  876,089             539,087              52,447              60,284
                                                 -----------         -----------         -----------         -----------
End of period                                    $ 1,012,416         $   876,089         $    48,496         $    52,447
                                                 ===========         ===========         ===========         ===========

(a) The Tax Exempt Money Market Fund Institutional Shares commenced operations on September 21, 1998.

(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Notes to Financial Statements
January 31, 1999
(Unaudited)
--------------------------------------------------------------------------------

(1) Organization

Fifth Third Funds, formerly known as the Fountain Square Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At January 31, 1999, the Trust consisted of sixteen separate investment portfolios. The accompanying financial statements and notes relate only to the Commercial Paper Fund, Government Cash Reserves Fund, U.S. Treasury Obligations Fund, and the Tax Exempt Money Market Fund (individually the "Fund" and collectively the "Funds").

The Commercial Paper Fund, Government Cash Reserves Fund, and the Tax Exempt Money Market Fund offer two classes of shares: Institutional Shares (formerly known as Trust Shares) and Investment A Shares (formerly known as Investment Shares). Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment A Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. The U.S. Treasury Obligation Fund offers only one class of shares.

(2) Reorganization

The Trust entered into an Agreement and Plan of Reorganization and Liquidation with The Cardinal Group pursuant to which all of the assets and liabilities of each Cardinal Group Portfolio were transferred to a portfolio of the Trust in exchange for shares of the corresponding portfolio of the Trust. The Cardinal Government Securities Money Market Fund transferred its assets and liabilities to the Government Cash Reserves Fund. The Cardinal Tax Exempt Money Market Fund transferred its assets and liabilities to the Tax Exempt Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was approved by shareholders of The Cardinal Group at a special shareholder meeting held on July 24, 1998, and was completed on September 21, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization for the Government Cash Reserves Fund and the Tax Exempt Money Market Fund:

                                                                               After
                                                Before Reorganization      Reorganization
                                            ----------------------------   --------------
                                              Cardinal      Fifth Third     Fifth Third
                                             Tax Exempt      Tax Exempt      Tax Exempt
                                            Money Market    Money Market    Money Market
                                                Fund            Fund            Fund
                                            ----------------------------   --------------
        Shares (000)                          54,034              0            54,034
        Net Assets (000)                     $54,032             $0           $54,032
        Net Asset Value                        $1.00             $0             $1.00
        Unrealized Appreciation (000)             $0             $0                $0

                                                                               After
                                               Before Reorganization       Reorganization
                                            ----------------------------   --------------
                                              Cardinal      Fifth Third     Fifth Third
                                             Government      Government      Government
                                             Securities    Cash Reserves   Cash Reserves
                                                Fund           Fund             Fund
                                            ----------------------------   --------------
        Shares (000)                         445,357          420,417         865,774
        Net Assets (000)                    $445,341         $420,397        $865,738
        Net Asset Value                        $1.00            $1.00           $1.00
        Unrealized Appreciation (000)             $0               $0              $0

Fifth Third Funds
Notes to Financial Statements (continued)
(Unaudited)
--------------------------------------------------------------------------------

(3) Special Meeting of Shareholders

A Special Meeting of Shareholders of the Cardinal Group was held on July 24, 1998. At the meeting, shareholders voted on the approval of the Agreement and Plan of Reorganization and Liquidation by and between Fifth Third Funds, Fifth Third Bank (the "Bank"), The Cardinal Group and Cardinal Management Corp. ("CMC"). The results of the votes to merge the Cardinal Government Securities Money Market Fund with the Fifth Third Government Cash Reserve Fund and the Cardinal Tax Exempt Money Market Fund with the Fifth Third Tax Exempt Money Market Fund by shareholders were as follows:


   FUND                            FOR             AGAINST         ABSTAIN
   ----                            ---             -------         -------
   Government Cash Reserves        257,816,312     9,342,618       11,354,040
   Tax Exempt Money Market         27,815,016      1,200,911       938,627

(4) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Securities Valuations--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instruments with a remaining maturity greater than 397 calendar days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

B. Repurchase Agreements--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Bank to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. Securities Transactions and Related Income--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

D. When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities

Fifth Third Funds
Notes to Financial Statements (continued)
(Unaudited)
--------------------------------------------------------------------------------

purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. Dividends to Shareholders--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

F. Federal Taxes--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

G. Lending Portfolio Securities--To generate additional income, the Funds, may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest and dividends on securities lent while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government Securities, Repurchase Agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. According to GAAP, a statement of cash flows is presented if the Fund lent out, on average, more than 10% of net assets during the year. Under this guideline, no statements of cash flow are presented for any of the Funds during the applicable period. As of January 31, 1999, the following Fund had securities with the following market values on loan (Amounts in Thousands):

                                         Market        Market Value
                                        Value of        of Loaned
                                        Collateral      Securities
                                        ----------------------------
        Commercial Paper Fund                 $0              $0
        Government Cash Reserves Fund     $6,077          $5,916
        U.S. Treasury Obligations Fund        $0              $0
        Tax Exempt Money Market Fund          $0              $0

The loaned securities were fully collateralized by cash, U.S. Government securities, short-term corporate notes and repurchase agreements as of January 31, 1999.

Fifth Third Funds
Notes to Financial Statements (continued)

(Unaudited)
--------------------------------------------------------------------------------

(5) Shares of Beneficial Interest

Transactions in Fund shares were as follows (amounts in thousands):

                                                                                Government
                                              Commercial                      Cash Reserves
                                              Paper Fund                           Fund
                                         ----------------------           ----------------------
                                         Shares         Amounts           Shares         Amounts
                                         ------         -------           ------         -------
For the period ended 1/31/99:
Institutional Shares
  Shares issued                         642,886     $   642,886          281,593     $   281,593
  Dividends reinvested                      209             209                -               -
  Shares redeemed                      (624,214)       (624,216)        (244,563)       (244,563)
                                   ------------   -------------     ------------   -------------
  Institutional Shares                   18,881     $    18,879           37,030     $    37,030
                                   ============   =============     ============   =============

Investment A Shares
  Shares issued                          35,393     $    35,393          542,205     $   542,203
  Dividends reinvested                        -               -            6,610           6,610
  Shares redeemed                       (19,828)        (19,828)        (221,452)       (221,461)
                                   ------------   -------------     ------------   -------------
  Investment A Shares                    15,565     $    15,565          327,363     $   327,352
                                   ============   =============     ============   =============

For the year ended 7/31/98:
Institutional Shares
  Shares issued                       1,272,208     $ 1,272,208          284,720     $   284,720
  Dividends reinvested                      495             495                -               -
  Shares redeemed                    (1,246,181)     (1,246,181)        (226,232)       (226,232)
                                   ------------   -------------     ------------   -------------
  Institutional Shares                   26,522     $    26,522           58,488     $    58,488
                                   ============   =============     ============   =============

Investment A Shares
  Shares issued                          47,934     $    47,934          136,986     $   136,986
  Dividends reinvested                        -               -                -               -
  Shares redeemed                       (44,820)        (44,820)         (97,281)        (97,281)
                                   ------------   -------------     ------------   -------------
  Investment A Shares                     3,114     $     3,114           39,705     $    39,705
                                   ============   =============     ============   =============

Fifth Third Funds
Notes to Financial Statements (continued)
(Unaudited)
--------------------------------------------------------------------------------


                                       U.S. Treasury                   Tax Exempt
                                        Obligations                   Money Market
                                           Fund                           Fund
                                 ------------------------         ---------------------
                                 Shares           Amounts         Shares        Amounts
                                 ------           -------         ------        -------
For the period ended 1/31/99:
Institutional Shares (a)
  Shares issued                  1,082,913    $ 1,082,917         45,883    $    45,883
  Dividends reinvested               4,047          4,046             --             --
  Shares redeemed                 (950,804)      (950,804)       (44,446)       (44,446)
                                ----------    -----------       --------    -----------
  Institutional Shares             136,156    $   136,159          1,437    $     1,437
                                ==========    ===========       ========    ===========

Investment A Shares
  Shares issued                         --             --          8,741    $     8,741
  Dividends reinvested                  --             --            229            230
  Shares redeemed                       --             --        (14,358)       (14,359)
                                ----------    -----------       --------    -----------
  Investment A Shares                   --             --         (5,388)   $    (5,388)
                                ==========    ===========       ========    ===========

For the year ended 7/31/98:
Institutional Shares (a)
  Shares issued                  1,830,875    $ 1,831,037         12,864    $    12,864
  Dividends reinvested               7,545          7,545             --             --
  Shares redeemed               (1,501,407)    (1,501,571)        (4,910)        (4,910)
                                ----------    -----------       --------    -----------
  Institutional Shares             337,013    $   337,011          7,954    $     7,954
                                ==========    ===========       ========    ===========

Investment A Shares
  Shares issued                         --             --        169,674    $   169,673
  Dividends reinvested                  --             --          1,648          1,648
  Shares redeemed                       --             --       (187,110)      (187,110)
                                ----------    -----------       --------    -----------
  Investment A Shares                   --             --        (15,788)   $   (15,789)
                                ==========    ===========       ========    ===========



(a) The Tax Exempt Money Market Fund Institutional Shares commenced operations on September 21, 1998.

Fifth Third Funds
Notes to Financial Statements (continued)

(Unaudited)
--------------------------------------------------------------------------------

(6) Investment Advisory Fee and Other Transactions with Affiliates (Amounts in Thousands)

Investment Advisory Fee--The Bank, the Trust's investment Advisor, receives for its services an annual investment advisory fee of 0.40%, which is based on a percentage of each of the Funds' average daily net assets.

The Bank may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Bank can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion. For the six months ended January 31, 1999, the Bank waived $40, $0, and $648 in advisory fees for the Commercial Paper Fund, the Government Cash Reserves Fund, and the U.S. Treasury Obligations Fund; respectively. For the four months ended January 31, 1999 the Bank waived $17 in advisory fees for the Tax Exempt Money Market Fund.

Administrative Fee--BISYS Fund Services ("BISYS") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Fund. Pursuant to a separate agreement with BISYS, the Bank performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of the Funds. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the six months ended January 31, 1999, the administrator waived $193, $354, and $466 in administration fees for the Commercial Paper Fund, Government Cash Reserves Fund, and the U.S. Treasury Obligations Fund; respectively. For the four months ended January 31, 1999, the administrator waived $17 in administration fees for the Tax Exempt Money Market Fund.

Distribution Services Fee--The Commercial Paper Fund, the Government Cash Reserves Fund, and the Tax Exempt Money Market Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective December 1, 1995, BISYS serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares to finance activities intended to result in the sales of each Funds' Investment A Shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment Shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the six month period ended January 31, 1999, the distributor waived $11 and $137 in distribution fees, respectively for the Commercial Paper Fund and the Government Cash Reserves Fund. For the four month period ended January 31, 1999 the distributor waived $28 in distribution fees for the Tax Exempt Money Market Fund.

Transfer and Dividend Disbursing Agent, Accounting and Custody Fees--The Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

The Bank is the Funds' custodian & accountant for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain Officers and Trustees of the Trust are Officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as Officer and Trustees of the Trust.

Fifth Third Funds
Notes to Financial Statements (continued)

(Unaudited)
--------------------------------------------------------------------------------

(7) Insurance

Fidelity Bond and Errors/Omissions insurance coverage for the Funds and its Officers and Trustees had been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. The Funds include, in other assets, deposits made for the initial capital and certificates of deposit that collateralized standby letters of credit sponsoring potential capital needs of ICI Mutual. In addition, these portfolios are also committed to provide additional capital should ICI Mutual experience unusual losses arising from its insurance underwriting. The following table details the deposits and certificates of deposit of the Funds:


                                                       Certificates
                                        Deposits        of Deposits
                                       ----------------------------
        Government Cash Reserves Fund   $28,588           $175,000
        Tax Exempt Money Market Fund    $13,291           $ 27,000

Fifth Third Commercial Paper Fund
Financial Highlights
--------------------------------------------------------------------------------
(For a share of beneficial interest throughout each period)

                                       Period Ended
                                        January 31,                        Year Ended July 31,
                                           1999        ---------------------------------------------------------
Institutional Shares                    (Unaudited)      1998         1997        1996       1995        1994
                                        ----------     ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period    $    1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
Income from investment operations
   Net investment income                     0.02           0.05        0.05        0.05        0.05        0.03
                                        ---------      ---------   ---------   ---------   ---------   ---------
   Total from investment operations          0.02           0.05        0.05        0.05        0.05        0.03
                                        ---------      ---------   ---------   ---------   ---------   ---------
Less distributions
   Distributions to shareholders
     from net investment income             (0.02)         (0.05)      (0.05)      (0.05)      (0.05)      (0.03)
                                        ---------      ---------   ---------   ---------   ---------   ---------
Total distributions                         (0.02)         (0.05)      (0.05)      (0.05)      (0.05)      (0.03)
                                        ---------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of the period.     $    1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                        =========      =========   =========   =========   =========   =========
Total return                                2.47%(b)       5.25%       5.11%       5.20%       5.25%       3.02%
Ratios to Average Net Assets
   Expenses                                 0.52%(c)       0.52%       0.52%       0.49%       0.49%       0.49%
   Net investment income                    4.85%(c)       5.13%       4.99%       5.07%       5.12%       2.97%
   Expense waiver/reimbursement (a)         0.12%(c)       0.12%       0.09%       0.08%       0.09%       0.10%
Supplemental data
   Net assets, end of period
     (000 omitted)                      $ 387,230      $ 368,348   $ 341,827   $ 300,821   $ 223,640   $ 213,126

                                       Period Ended
                                        January 31,                     Year Ended July 31,
                                           1999       ---------------------------------------------------
Investment A Shares                     (Unaudited)     1998        1997        1996       1995    1994
                                        -----------   --------   --------   --------   --------   -------
Net asset value, beginning of period    $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
Income from investment operations
   Net investment income                    0.02          0.05       0.05       0.05       0.05      0.03
                                        --------      --------   --------   --------   --------   -------
   Total from investment operations         0.02          0.05       0.05       0.05       0.05      0.03
                                        --------      --------   --------   --------   --------   -------
Less distributions
   Distributions to shareholders
     from net investment income            (0.02)        (0.05)     (0.05)     (0.05)     (0.05)    (0.03)
                                        --------      --------   --------   --------   --------   -------
   Total distributions                     (0.02)        (0.05)     (0.05)     (0.05)     (0.05)    (0.03)
                                        --------      --------   --------   --------   --------   -------
Net asset value, end of period          $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                        ========      ========   ========   ========   ========   =======
Total return                               2.38%(b)      5.25%      5.11%      5.20%      5.25%     3.02%

Ratios to Average Net Assets
   Expenses                                0.72%(c)      0.52%      0.52%      0.49%      0.49%     0.49%
   Net investment income                   4.65%(c)      5.13%      4.99%      5.06%      5.12%     2.97%
   Expense waiver/reimbursement (a)        0.17%(c)      0.47%      0.44%      0.40%      0.44%     0.45%
Supplemental data
   Net assets, end of period
     (000 omitted)                      $ 52,116      $ 36,552   $ 33,438   $ 19,341   $ 10,169   $ 6,147

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)     Not Annualized.
(c)     Annualized.

(See Notes which are an integral part of the Financial Statements)

Fifth Third Government Cash Reserves Fund
Financial Highlights
--------------------------------------------------------------------------------
(For a share of beneficial interest throughout each period)

                                       Period Ended
                                        January 31,                         Year Ended July 31,
                                           1999        ---------------------------------------------------------
Institutional Shares                   (Unaudited)       1998         1997        1996        1995        1994
                                        ----------     ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period    $    1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
Income from investment operations
   Net investment income                     0.02           0.05        0.05        0.05        0.05        0.03
                                        ---------      ---------   ---------   ---------   ---------   ---------
   Total from investment operations          0.02           0.05        0.05        0.05        0.05        0.03
                                        ---------      ---------   ---------   ---------   ---------   ---------
Less distributions
   Distributions to shareholders
     from net investment income             (0.02)         (0.05)      (0.05)      (0.05)      (0.05)      (0.03)
                                        ---------      ---------   ---------   ---------   ---------   ---------
   Total distributions                      (0.02)         (0.05)      (0.05)      (0.05)      (0.05)      (0.03)
                                        ---------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period          $    1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                        =========      =========   =========   =========   =========   =========
Total return                                2.38%(b)       5.13%       5.01%       5.11%       5.22%       3.03%
Ratios to Average Net Assets
   Expenses                                 0.57%(c)       0.52%       0.51%       0.50%       0.50%       0.50%
   Net investment income                    4.67%(c)       5.02%       4.90%       4.99%       5.17%       3.01%
   Expense waiver/reimbursement (a)         0.03%(c)       0.12%       0.09%       0.07%       0.20%       0.13%
Supplemental data
   Net assets, end of period
     (000 omitted)                      $ 258,084      $ 221,034   $ 162,543   $ 132,326   $ 129,603   $ 106,632


                                      Period Ended
                                       January 31,                       Year Ended July 31,
                                          1999         ------------------------------------------------------
Investment A Shares                    (Unaudited)        1998        1997       1996       1995       1994
                                       ----------      ---------   ---------   --------   --------   --------
Net asset value, beginning of period   $     1.00      $    1.00   $    1.00   $   1.00   $   1.00   $   1.00
Income from investment operations
   Net investment income                     0.02           0.05        0.05       0.05       0.05       0.03
                                       ----------      ---------   ---------   --------   --------   --------
   Total from investment operations          0.02           0.05        0.05       0.05       0.05       0.03
                                       ----------      ---------   ---------   --------   --------   --------
Less distributions
   Distributions to shareholders
     from net investment income             (0.02)         (0.05)      (0.05)     (0.05)     (0.05)     (0.03)
                                       ----------      ---------   ---------   --------   --------   --------
   Total distributions                      (0.02)         (0.05)      (0.05)     (0.05)     (0.05)     (0.03)
                                       ----------      ---------   ---------   --------   --------   --------
Net asset value, end of period         $     1.00      $    1.00   $    1.00   $   1.00   $   1.00   $   1.00
                                       ==========      =========   =========   ========   ========   ========
Total return                                2.30%(b)       5.13%       5.00%      5.11%      5.22%      3.03%
Ratios to Average Net Assets
   Expenses                                 0.75%(c)       0.52%       0.51%      0.51%      0.50%      0.50%
   Net investment income                    4.49%(c)       5.02%       4.90%      4.97%      5.17%      2.96%
   Expense waiver/reimbursement (a)         0.10%(c)       0.47%       0.44%      0.42%      0.45%      0.48%
Supplemental data
   Net assets, end of period
     (000 omitted)                     $  477,597      $ 150,286   $ 110,543   $ 68,884   $ 45,726   $ 11,073

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b)     Not Annualized.

(c)     Annualized.

(See Notes which are an integral part of the Financial Statements)

Fifth Third U.S. Treasury Obligations Fund
Financial Highlights
--------------------------------------------------------------------------------
(For a share of beneficial interest throughout each period)

                                        Period Ended
                                         January 31,                        Year Ended July 31,
                                            1999         ---------------------------------------------------------
Institutional Shares                    (Unaudited)         1998        1997        1996        1995        1994
                                        -----------      ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period    $      1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                        -----------      ---------   ---------   ---------   ---------   ---------
Income from investment operations
   Net investment income                       0.02           0.05        0.05        0.05        0.05        0.03
                                        -----------      ---------   ---------   ---------   ---------   ---------
   Total from investment operations            0.02           0.05        0.05        0.05        0.05        0.03
                                        -----------      ---------   ---------   ---------   ---------   ---------
Less distributions
   Distributions to shareholders
     from net investment income               (0.02)         (0.05)      (0.05)      (0.05)      (0.05)      (0.03)
                                        -----------      ---------   ---------   ---------   ---------   ---------
   Total distributions                        (0.02)         (0.05)      (0.05)      (0.05)      (0.05)      (0.03)
                                        -----------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period          $      1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                        ===========      =========   =========   =========   =========   =========
Total return                                  2.42%(b)       5.31%       5.11%       5.24%       5.18%       3.02%
Ratios to Average Net Assets
   Expenses                                   0.38%(c)       0.38%       0.42%       0.43%       0.44%       0.44%
   Net investment income                      4.73%(c)       5.19%       5.00%       5.10%       5.07%       2.99%
   Expense waiver/reimbursement (a)           0.24%(c)       0.24%       0.17%       0.12%       0.11%       0.14%
Supplemental data
   Net assets, end of period
     (000 omitted)                      $ 1,012,416      $ 876,089   $ 539,087   $ 489,228   $ 321,640   $ 336,229

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Not Annualized.
(c)  Annualized.

(See Notes which are an integral part of the Financial Statements)

Fifth Third Tax Exempt Money Market Fund
Financial Highlights
--------------------------------------------------------------------------------
(For a share of beneficial interest throughout each period)

                                        Period Ended      For the
                                        January 31,     Period Ended
                                           1999         September 30,
Institutional Shares                    (Unaudited)        1998*
                                        ------------   -------------

Net asset value, beginning of period     $   1.00        $    1.00
Income from investment operations
  Net investment income                      0.01               --
                                        ------------   -------------
  Total from investment operations           0.01               --
                                        ------------   -------------
Less distributions
  Distributions to shareholders
    from net investment income              (0.01)              --
                                        ------------   -------------
  Total distributions                       (0.01)              --
                                        ------------   -------------
Net asset value, end of the period       $   1.00        $    1.00
                                        ============   =============

Total return                                 0.90%(b)         2.74%(d)
Ratios to Average Net Assets
  Expenses                                   0.75%(c)         0.63%(c)
  Net investment income                      2.66%(c)         3.09%(c)
  Expense waiver/reimbursement (a)           0.20%(c)          --
Supplemental data
  Net assets, end of period
    (000 omitted)                        $  9,390        $   7,953


                                       Period Ended
                                        January 31,          Year Ended Sept. 30,
                                           1999     ---------------------------------------
Investment A Shares                    (Unaudited)    1998    1997    1996    1995    1994
                                       ------------ -------  ------  ------  ------  ------
Net asset value, beginning of period    $ 1.00      $  1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Income from investment operations
  Net investment income                   0.01         0.03    0.03    0.03    0.03    0.02
                                        ------      -------  ------  ------  ------  ------
  Total from investment operations        0.01         0.03    0.03    0.03    0.03    0.02
                                        ------      -------  ------  ------  ------  ------
Less distributions
  Distributions to shareholders
    from net investment income           (0.01)       (0.03)  (0.03)  (0.03)  (0.03)  (0.02)
                                        ------      -------  ------  ------  ------  ------
  Total distributions                    (0.01)       (0.03)  (0.03)  (0.03)  (0.03)  (0.02)
                                        ------      -------  ------  ------  ------  ------
Net asset value, end of period          $ 1.00      $  1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                        ======      =======  ======  ======  ======  ======
Total return                              0.88%(b)     2.74%   2.72%   2.67%   3.02%   1.78%
Ratios to Average Net Assets
  Expenses                                0.79%(c)     0.71%   0.80%   0.89%   0.81%   0.76%
  Net investment income                   2.62%(c)     2.88%   2.79%   2.66%   2.99%   1.78%
  Expense waiver/reimbursement (a)        0.40%(c)      --      --       --      --      --
Supplemental data
  Net assets, end of period
    (000 omitted)                    $39,106        $44,494 $60,284 $59,915 $64,780 $80,531

* Reflects operations for the period from September 21, 1998 (commencement of operations) to September 30, 1998.
(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b)  Not Annualized.
(c)  Annualized.
(d) Represents total return based on the activity of Investment A Shares for the period from October 1, 1997 to September 2, 1998 and the activity of the Institutional Shares for the period from September 21, 1998 to September 30, 1998. Total return for the Institutional Shares for the period from September 21, 1998 (commencement of operations) to September 30, 1998 was 3.16% annualized.

(See Notes which are an integral part of the Financial Statements)

Addresses
--------------------------------------------------------------------------------

Fifth Third Government Cash Reserves Fund             Fifth Third Funds
Fifth Third Commercial Paper Fund                     c/o Fifth Third Bank
Fifth Third Tax Exempt Money Market Fund              38 Fountain Square Plaza
Fifth Third U.S. Treasury Obligations Fund            Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                                    Fifth Third Bank
                                                      38 Fountain Square Plaza
                                                      Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent,
  Dividend Disbursing Agent,
  and Sub-Administrator                               Fifth Third Bank
                                                      38 Fountain Square Plaza
                                                      Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator                         BISYS Fund Services, L.P.
                                                      3435 Stelzer Road
                                                      Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                                  Ernst & Young LLP
                                                      1300 Chiquita Center
                                                      250 East Fifth Street
                                                      Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

                     [FIFTH THIRD BANK LOGO APPEARS HERE]
                      Investment Advisor